Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.55963%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,072,471.12

Principal:
Principal Collections	$20,037,018.80
Prepayments in Full	$8,719,616.87
Liquidation Proceeds	$360,444.05
Recoveries	$126,161.25
Sub Total	$29,243,240.97
Collections	$30,315,712.09

Purchase Amounts:
Purchase Amounts Related to Principal	$358,621.11
Purchase Amounts Related to Interest	$700.19
Sub Total	$359,321.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,675,033.39

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,675,033.39
Servicing Fee	$468,703.26	$468,703.26	$0.00	$0.00	$30,206,330.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,206,330.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,206,330.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,206,330.13
Interest - Class A-3 Notes	$381,516.29	$381,516.29	$0.00	$0.00	$29,824,813.84
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$29,608,013.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,608,013.84
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$29,520,000.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,520,000.51
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$29,456,858.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,456,858.51
Regular Principal Payment	$27,347,822.55	$27,347,822.55	$0.00	$0.00	$2,109,035.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,109,035.96
Residual Released to Depositor	$0.00	$2,109,035.96	$0.00	$0.00	$0.00
Total		$30,675,033.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,347,822.55
Total					$27,347,822.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,347,822.55	$60.57	$381,516.29	$0.84	$27,729,338.84	$61.41
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$27,347,822.55	$17.40	$749,471.62	$0.48	$28,097,294.17	$17.88

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$274,143,442.31	0.6071837	$246,795,619.76	0.5466127
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$488,233,442.31	0.3106226	$460,885,619.76	0.2932234

Pool Information
Weighted Average APR	2.294%	2.290%
Weighted Average Remaining Term	32.77	31.95
Number of Receivables Outstanding	38,603	37,617
Pool Balance	$562,443,912.88	$532,598,624.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$519,669,182.00	$492,321,359.45
Pool Factor	0.3273784	0.3100066

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$40,277,264.65
Targeted Overcollateralization Amount	$71,713,004.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,713,004.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$369,587.95
(Recoveries)		150	$126,161.25
Net Loss for Current Collection Period			$243,426.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5194%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7457%
Second Prior Collection Period			0.7125%
Prior Collection Period			0.2641%
Current Collection Period			0.5335%
Four Month Average (Current and Prior Three Collection Periods)			0.5640%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,023	$12,656,261.22
(Cumulative Recoveries)			$1,717,589.81
Cumulative Net Loss for All Collection Periods			$10,938,671.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6367%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,186.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,618.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	377	$6,904,378.78
61-90 Days Delinquent	0.12%	33	$632,956.25
91-120 Days Delinquent	0.03%	6	$157,498.20
Over 120 Days Delinquent	0.18%	39	$939,258.19
Total Delinquent Receivables	1.62%	455	$8,634,091.42

Repossession Inventory:
Repossessed in the Current Collection Period		14	$154,450.41
Total Repossessed Inventory		29	$609,581.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1995%
Prior Collection Period			0.2254%
Current Collection Period			0.2074%
Three Month Average			0.2107%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3248%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer